COMMON STOCK REPURCHASE AND ISSUANCE (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	12 Months Ended
	Nov. 12, 2014	Mar. 11, 2014	Jan. 17, 2014	Nov. 30, 2012	Aug. 12, 2011	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Per share price of investment							$ 2.48
Par value of shares (in dollars per share)							$ 0.00375	$ 0.00375
Share Purchase Agreement [Member] | Reporting Entities [Member]
Equity, Class of Treasury Stock [Line Items]
Value of shares repurchased			$ 9,900
Per share price of investment			$ 2.54
Number of shares of common stock repurchased			3,883,875
Share Purchase Agreement [Member] | Shah Capital Opportunity Fund LP and Himanshu H Shah [Member]
Equity, Class of Treasury Stock [Line Items]
Per share price of investment			$ 2.54
Number of shares of common stock repurchased			1,000,000
Subscription Agreement [Member] | Shah Capital Opportunity Fund LP and Himanshu H Shah [Member]
Equity, Class of Treasury Stock [Line Items]
Share price (in dollars per share)		$ 2.67
Number of shares of common stock issued		2,000,000
Par value of shares (in dollars per share)		$ 0.00375
Premium percentage		1.30%
Softbank AmericaInc [Member] | Share Purchase Agreement [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares in reporting entity sold by investee			4,883,875
Per share price of investment			$ 0.00375
Repurchase Program August 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Maximum ordinary shares outstanding under the repurchase program					$ 20,000
Period over which shares can be repurchased					12 months
Shares repurchased under program						4,174,875
Value of shares repurchased						$ 15,100
Tender Offer Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Value of shares repurchased				$ 30,000
Ordinary shares authorized to be repurchased under a tender offer				8,333,333
Share price (in dollars per share)				$ 3.6
Ordinary shares repurchased				8,333,333
Repurchase Program November 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Maximum ordinary shares outstanding under the repurchase program	$ 40,000
Period over which shares can be repurchased	24 months
Shares repurchased under program							1,563,302	166,421
Value of shares repurchased							$ 3,700	$ 400